Finance Costs (Tables)	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Disclosure of Finance Costs

	SA rand
Figures in million	2019	2018	2017

Financial liabilities

Borrowings	402	227	110
Other creditors and liabilities	2	1	—

Total finance costs from financial liabilities	404	228	110

Non-financial liabilities

Post-retirement benefits	17	18	16
Time value of money component of silicosis provision	79	76	—
Time value of money and inflation component of rehabilitation costs	208	191	173

Total finance costs from non-financial liabilities	304	285	189
Total finance costs before interest capitalised	708	513	299
Interest capitalised (a)	(133)	(183)	(65)

Total finance costs	575	330	234

(a)	The capitalisation rate used to determine capitalised borrowing costs is:

	2019	2018	2017
	%	%	%

Capitalisation rate	10.4%	10.5%	4.2%

The change in the rate from 2017 to 2018 is due to the effect of the foreign exchange translation loss in 2018 compared with a gain of 2017 on the calculation of the rate.